Commitments Contingencies and Legal Proceedings (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Commitments, Contingencies and Legal Proceedings
2024	$ 247,970	$ 245,051
2026	362,224	359,563
2026	373,108	370,357
2027	222,591	316,785
Total remaining payments	1,205,893	1,291,756
Less Imputed Interest	(154,526)	(173,178)
Total lease liability	$ 1,051,367	$ 1,118,578